Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated other comprehensive Income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2020		$ 302	$ 30,745	$ 355	$ 1,979	$ 3,980	$ (638)	$ (158)		$ 6,598	$ 13,430
Statement [Line Items]
Issued under the Stock Option Plan											122
Treasury shares sold/purchased											47
Net income	$ 7,754		7,754
Dividends on preferred shares and distributions payable on other equity instruments (Note 16)			(244)
Dividends on common shares (Note 16)			(2,746)
Stock option expense, net of options exercised (Note 20)		10
(Losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	(1,380)				(1,380)
Unrealized gains (losses) on hedges of net foreign operations	(2,207)					496
Gains on remeasurement of pension and other employee future benefit plans (Note 21)	923						923
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(196)							(196)
Unrealized (losses) on fair value through OCI debt securities arising during the year				(161)
Unrealized gains on fair value through OCI equity securities arising during the year				20
Redeemed during the year										(1,040)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the year	(414)				(414)
Unrealized gains (losses) on translation of net foreign operations	496					(2,207)
Equity issue expense and premium paid on redemption of preferred shares			(6)
Net discount on sale of treasury shares			(6)
Reclassification to earnings of (gains) during the year	(43)			(43)
Other		1
Balance at end of year at Oct. 31, 2021	57,523	313	35,497	171	185	2,269	285	(354)	$ 2,556	5,558	13,599
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan											999
Issued under the Stock Option Plan											57
Treasury shares sold/purchased											(17)
Issued to finance a portion of the announced acquisition (Notes 10 and 16)											3,106
Net income	13,537		13,537
Dividends on preferred shares and distributions payable on other equity instruments (Note 16)			(231)
Dividends on common shares (Note 16)			(3,634)
Issued during the year										2,250
Stock option expense, net of options exercised (Note 20)		3
(Losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	(4,999)				(4,999)
Unrealized gains (losses) on hedges of net foreign operations	3,202					(332)
Gains on remeasurement of pension and other employee future benefit plans (Note 21)	659						659
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	1,282							1,282
Unrealized (losses) on fair value through OCI debt securities arising during the year				(520)
Unrealized gains on fair value through OCI equity securities arising during the year				1
Redeemed during the year										(1,500)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the year	(315)				(315)
Unrealized gains (losses) on translation of net foreign operations	(332)					3,202
Equity issue expense and premium paid on redemption of preferred shares			(52)
Reclassification to earnings of net losses related to divestitures (Note 10)	(29)					29
Reclassification to earnings of (gains) during the year	(11)			(11)
Other		1
Balance at end of year at Oct. 31, 2022	$ 71,038	$ 317	$ 45,117	$ (359)	$ (5,129)	$ 5,168	$ 944	$ 928	$ 1,552	$ 6,308	$ 17,744